Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table provides information on total compensation and compensation actually paid to our principal executive officer (“PEO”) and to our remaining named executive officers (“NEOs”) for the fiscal years ended December 31, 2025, 2024 and 2023 and the cumulative shareholder return on our common stock and our net income over the same time period.

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income(5)

2025	$923,316	$986,498	$465,200	$491,756	$147.34	$17,703,000
2024	$1,291,377	$1,281,970	$539,257	$494,786	$134.33	$6,966,000
2023	$593,468	$669,071	$399,527	$436,767	$126.97	$9,624,000

(1)	During 2025, 2024 and 2023, Scott C. Harvard was our PEO.

(2)	The following table sets forth the adjustments made to arrive at compensation “actually paid” to our PEO during 2025:

PEO Total Compensation Amount	$ 923,316	$ 1,291,377	$ 593,468
PEO Actually Paid Compensation Amount	$ 986,498	1,281,970	669,071
Adjustment To PEO Compensation, Footnote
Adjustments to determine compensation “actually paid” for PEO	2025
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(137,755)
Increase for fair value of awards granted during year that remained unvested at year-end	88,794
Increase for fair value of awards granted during year that vested during year	45,936
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	40,613
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	25,594
Deduction for fair value of awards granted in a prior year that were forfeited during year	-
Increase based upon incremental fair value of awards modified during year	-
Increase based on dividends or other earnings paid during year prior to vesting	-
Total Adjustments	$63,182

(3)	During 2025, our remaining NEOs consisted of Dennis A. Dysart and Brad E. Schwartz. During 2024 and 2023, our remaining NEOs consisted of Dennis A. Dysart and M. Shane Bell.

(4)	The following table sets forth the adjustments made to arrive at average compensation “actually paid” to our remaining NEOs during 2025:

Non-PEO NEO Average Total Compensation Amount	$ 465,200	539,257	399,527
Non-PEO NEO Average Compensation Actually Paid Amount	$ 491,756	494,786	436,767
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to determine compensation “actually paid” for non-PEO NEOs	2025
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(87,002)
Increase for fair value of awards granted during year that remained unvested at year-end	83,013
Increase for fair value of awards granted during year that vested during year	10,310
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	12,570
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	7,665
Deduction for fair value of awards granted in a prior year that were forfeited during year	-
Increase based upon incremental fair value of awards modified during year	-
Increase based on dividends or other earnings paid during year prior to vesting	-
Total Adjustments	$26,556

(5) Net income was negatively impacted by merger expenses in 2024 and 2025.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Our Total Shareholder Return (TSR)

The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs and our TSR.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Our Net Income

The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs and our net income.

Total Shareholder Return Amount	$ 147.34	134.33	126.97
Net Income (Loss)	17,703,000	$ 6,966,000	$ 9,624,000
PEO Name				Scott C. Harvard
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,182
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,755)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,794
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,613
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,936
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,594
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,556
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,002)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,013
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,570
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,310
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,665
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0